INCOME TAXES	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
INCOME TAXES

6. Income taxes

Brookfield Renewable’s effective income tax rate for the six months ended was 17.8% for the six months ended June 30, 2018 (2017: 22.8%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests’ income not subject to tax.